WARRANT LIABILITIES (Detail) - Schedule of Weighted Average Assumptions of Derivative Liabilities - Warrants [Member] - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Stock price (CAD$)	$ 0.39	$ 0.23	$ 0.25
Exercise price (CAD$)	$ 0.308	$ 0.27	$ 0.38
Risk-free interest rate (%)	115.00%	96.00%	111.00%
Expected life (years)	1 year 346 days 18 hours	1 year 149 days	288 days
Expected volatility (%)	80.00%	76.00%	87.00%
Expected dividends ($)